Warrant Liabilities	6 Months Ended
Jun. 30, 2025
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
16	WARRANT LIABILITIES

As of June 30, 2025, the Company had issued three types of warrants that are classified as financial liabilities in accordance with IFRS 9 – Financial Instruments and IAS 32 – Financial Instruments: Presentation.

Management assessed the classification of these instruments in accordance with the provisions of IAS 32 – Financial Instruments: Presentation. Under IAS 32, a contract that may result in the issuance of a variable number of shares does not meet the definition of an equity instrument and must instead be classified as a derivative financial liability, measured at fair value through profit or loss.

As the warrants contain contingent settlement provisions that could result in variability in the settlement amount depending on the occurrence of uncertain future events, they do not qualify for equity classification. Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.

Type of Warrants	Issued	Exercise	Remaining
December 31, 2024 and June 30, 2025
Series A	2,200,000	1,246,992	953,008
Series B	2,200,000	1,271,992	928,008
Existing Listing	250,000	229,453	20,547

Movement of the fair value of the warrant liabilities during the year is as follows:

	December 31, 2024	June 30, 2025
	RM	RM	US$

At beginning of the year	1,964,335	148,887	33,305
Exercised	(1,913,443)	-	-
Fair value change	151,891	-	-
Currency realignment	(53,896)	(8,583)	-
At end of the year	148,887	140,304	33,305